Jointly Owned Plants (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
South Texas Project Units 1 and 2, Bay, City, TX
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	44.00%
Property, Plant and Equipment	$ 3,101
Accumulated Depreciation	(980)
Construction in Progress	9
Big Cajun II Unit 3, New Roads, LA
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	58.00%
Property, Plant and Equipment	175
Accumulated Depreciation	(75)
Construction in Progress	10
Cedar Bayou Unit 4, Baytown, TX
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	50.00%
Property, Plant and Equipment	213
Accumulated Depreciation	(27)
Construction in Progress	1
Keystone, Shelocta, PA
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	3.70%
Property, Plant and Equipment	90
Accumulated Depreciation	(27)
Construction in Progress	1
Conemaugh, New Florence, PA
Jointly Owned Utility Plant Interests
Ownership Interest (as a percent)	3.72%
Property, Plant and Equipment	79
Accumulated Depreciation	(30)
Construction in Progress	$ 3